Note 3 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross	$ 3,113	$ 3,113
Less: accumulated depreciation	(1,607)	(1,530)
Balance, Ending	1,506	1,583
Land [Member]
Property and equipment, gross	835	835
Building and Building Improvements [Member]
Property and equipment, gross	1,682	1,682
Equipment [Member]
Property and equipment, gross	519	519
Automobiles [Member]
Property and equipment, gross	$ 77	$ 77